Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2025
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

11. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per ordinary share for the six months ended June 30, 2024 and 2025, respectively.

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to ordinary shareholders	$(285,132)	$(2,037,496)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	12,000,000	15,008,011
Net loss per share – basic and diluted	$(0.024)	$(0.136)